segment information (Tables)	6 Months Ended
Jun. 30, 2019
segment information
Reconciliation of revenue and income before income taxes by segment

	Wireless		Wireline		Eliminations		Consolidated
Three-month periods ended June 30 (millions)	2019	2018	2019	2018	2019	2018	2019	2018
Operating revenues
External revenues
Service	$1,534	$1,503	$1,552	$1,450	$—	$—	$3,086	$2,953
Equipment	444	418	57	69	—	—	501	487
Revenues arising from contracts with customers	1,978	1,921	1,609	1,519	—	—	3,587	3,440
Other operating income	5	8	5	5	—	—	10	13
	1,983	1,929	1,614	1,524	—	—	3,597	3,453
Intersegment revenues	14	12	60	50	(74)	(62)	—	—
	$1,997	$1,941	$1,674	$1,574	$(74)	$(62)	$3,597	$3,453
Pro forma EBITDA [1] reported to chief operating decision-maker	$919	$872	$454	$433	$—	$—	$1,373	$1,305
Retrospective IFRS 16 simulation [2]	—	(28)	—	(26)	—	—	—	(54)
EBITDA [1]	$919	$844	$454	$407	$—	$—	$1,373	$1,251
CAPEX, excluding spectrum licences [3]	$223	$243	$547	$548	$—	$—	$770	$791

Operating revenues – external (above)	$3,597	$3,453
Goods and services purchased	1,466	1,491
Employee benefits expense	758	711
EBITDA (above)	1,373	1,251
Depreciation	470	411
Amortization	163	148
Operating income	740	692
Financing costs	189	150
Income before income taxes	$551	$542

Six-month periods ended June 30	Wireless		Wireline		Eliminations		Consolidated
(millions)	2019	2018	2019	2018	2019	2018	2019	2018
Operating revenues
External revenues
Service	$3,034	$2,982	$3,072	$2,857	$—	$—	$6,106	$5,839
Equipment	863	822	107	130	—	—	970	952
Revenues arising from contracts with customers	3,897	3,804	3,179	2,987	—	—	7,076	6,791
Other operating income	10	15	17	24	—	—	27	39
	3,907	3,819	3,196	3,011	—	—	7,103	6,830
Intersegment revenues	27	23	116	102	(143)	(125)	—	—
	$3,934	$3,842	$3,312	$3,113	$(143)	$(125)	$7,103	$6,830
Pro forma EBITDA [1] reported to chief operating decision-maker	$1,827	$1,736	$925	$891	$—	$—	$2,752	$2,627
Retrospective IFRS 16 simulation [2]	—	(56)	—	(51)	—	—	—	(107)
EBITDA [1]	$1,827	$1,680	$925	$840	$—	$—	$2,752	$2,520
CAPEX, excluding spectrum licences [3]	$400	$425	$1,016	$1,016	$—	$—	$1,416	$1,441

Operating revenues – external (above)	$7,103	$6,830
Goods and services purchased	2,887	2,899
Employee benefits expense	1,464	1,411
EBITDA (above)	2,752	2,520
Depreciation	940	822
Amortization	310	287
Operating income	1,502	1,411
Financing costs	357	306
Income before income taxes	$1,145	$1,105
(1)

Earnings before interest, income taxes, depreciation and amortization (EBITDA) does not have any standardized meaning prescribed by IFRS-IASB and is therefore unlikely to be comparable to similar measures presented by other issuers; we define EBITDA as operating revenues less goods and services purchased and employee benefits expense. We have issued guidance on, and report, EBITDA because it is a key measure that management uses to evaluate the performance of our business, and it is also utilized in measuring compliance with certain debt covenants.

(2)

For purposes of the chief operating decision-maker’s assessment of performance during the 2019 fiscal year relative to the fiscal 2018 year, we have simulated IFRS 16 adjustments to the fiscal 2018 results in calculating pro forma results. The simulated IFRS 16 adjustments are: (i) a cash-based proxy and should not be considered comparable to the results that would have been reported had IFRS 16 been applied retrospectively to each comparative period applying IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors (see Note 2(a)); and (ii) do not have any standardized meaning prescribed by IFRS-IASB and are therefore unlikely to be comparable to similar measures presented by other issuers.

(3)

Total capital expenditures (CAPEX); see Note 31(a) for a reconciliation of capital expenditures, excluding spectrum licences to cash payments for capital assets, excluding spectrum licences reported in the Consolidated statements of cash flows.